Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Carrying Amount	$ 2,999.4	$ 2,530.8
OG&E Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Carrying Amount	2,854.3	2,385.5
Long-term Debt, Fair Value	3,242.8	2,657.2
OG&E Industrial Authority Bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Carrying Amount	135.4	135.4
Long-term Debt, Fair Value	135.4	135.4
OG&E Tinker Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Carrying Amount	9.7	9.9
Long-term Debt, Fair Value	9.8	11.3
Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 0.0	$ 0.0